Cost of Sales - Schedule of Cost of Sales (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Sales [Abstract]
Cost of sales	€ 2,399,583	€ 348,153	€ 2,408,874	€ 568,674
Total	€ 2,399,583	€ 348,153	€ 2,408,874	€ 568,674